CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands		1 Months Ended				6 Months Ended			12 Months Ended
	Apr. 02, 2019	Jun. 30, 2020	Mar. 31, 2020	Apr. 30, 2019	Sep. 30, 2018	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Proceeds from the issuance of the Convertible Notes										$ 70,949
Convertible Notes outstanding	$ 263,202			$ 263,200							$ 188,860
Contingent forward contract liability						$ 12,400				30,844
Amortization of debt discount and issuance cost	$ 3,394									3,394	1,623
Amortization of debt discount from contingent forward contracts (Note 6)						2,747	$ 0			3,394
Amortization of issuance costs allocated to Convertible Notes										494
Securities purchase agreement with the Public Investment Fund
Short-term Debt [Line Items]
Investment amount					$ 1,300,000
Contingent forward contract liability					18,600
Series D convertible preferred shares
Short-term Debt [Line Items]
Proceeds from issuance of shares		$ 200,000	$ 200,000			$ 3,000	400,000		$ 400,000	600,000
Contingent forward contract liability		$ 39,600					$ 39,600
Series D convertible preferred shares | Securities purchase agreement with the Public Investment Fund
Short-term Debt [Line Items]
Investment amount					1,000,000
Proceeds from issuance of shares				$ 200,000
Share issuance costs										300
Convertible notes
Short-term Debt [Line Items]
Amortization of debt discount and issuance cost					21,800					3,400
Amortization of debt discount from contingent forward contracts (Note 6)					18,600
Amortization of issuance costs allocated to Convertible Notes					$ 3,200
Term of convertible notes					18 months
Effective interest rate of the Convertible Notes					2.47%
Convertible notes | Securities purchase agreement with the Public Investment Fund
Short-term Debt [Line Items]
Investment amount					$ 300,000
Proceeds from the issuance of the Convertible Notes					119,000
Aggregate principal amount					120,000
Payment to third parties					1,000
Proceeds from convertible notes, monthly installment								$ 30,000
Interest rate (as a percent)								8.00%
Convertible Notes outstanding											$ 209,000
Follow-on installments receivable								$ 90,000
Transaction costs with issuance of the Convertible Notes					13,700
Transaction costs on liability					300,000
Transaction costs on equity components					$ 1,000,000
Debt issuance costs										$ 3,200